ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity Location1 [Line Items]
Property, plant and equipment	€ 1,828,784	€ 1,575,200
Goodwill	785,182	785,182
Intangible assets	1,545,664	1,419,699	€ 1,307,388
Italy
Entity Location1 [Line Items]
Property, plant and equipment	1,765,618	1,532,516
Goodwill	785,182	785,182
Intangible assets	1,545,420	1,419,447
Rest of EMEA
Entity Location1 [Line Items]
Property, plant and equipment	28,401	5,388
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location1 [Line Items]
Property, plant and equipment	27,573	29,701
Goodwill	0	0
Intangible assets	0	0
Mainland China, Hong Kong and Taiwan
Entity Location1 [Line Items]
Property, plant and equipment	2,335	3,100
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location1 [Line Items]
Property, plant and equipment	4,857	4,495
Goodwill	0	0
Intangible assets	€ 244	€ 252